Note 1 - Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum Loan Balance for Loans Evaluated by Risk Categories (in Dollars)		$ 500
Percentage of Loan Portfolio	100.00%	100.00%
Deposits with Other Federal Home Loan Banks (in Dollars)	34,383
Repossessed Assets (in Dollars)	3,667	4,256
Servicing Asset (in Dollars)	450	430
Weighted Average Number of Shares Outstanding, Basic (in Shares)	4,030,322	4,001,435	3,984,229
Restricted Cash and Cash Equivalents (in Dollars)	37,964	44,018
Impaired Loans [Member]
Minimum Loan Balance for Loans Evaluated by Risk Categories (in Dollars)	$ 200
Unsecured [Member]
Percentage of Loan Portfolio	4.87%
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	8
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	7
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	39